Summary of Significant Accounting Policies and Disclosures	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies and Disclosures [Abstract]
Summary of Significant Accounting Policies and Disclosures
(a)
Basis of Presentation

The accompanying financial information is unaudited and reflects all adjustments, consisting solely of normal recurring adjustments, which, in the opinion of management, are necessary for a fair statement of financial position and results of operations for the periods presented. The financial information does not include all disclosures required under United States Generally Accepted Accounting Principles (“U.S. GAAP”) for annual financial statements. These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements as of December 31, 2025, filed with the Securities and Exchange Commission on March 16, 2026 in the Company’s Annual Report on Form 20-F.

(b)
Principles of Consolidation

The accompanying interim unaudited condensed consolidated financial information include the financial statements of the Company and its wholly owned subsidiaries; the Company has no other interests. All significant intercompany balances and transactions have been eliminated in the Company’s interim unaudited condensed consolidated financial statements.

(c)
Use of estimates

The preparation of interim unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions and/or conditions.
(d)
Vessels in operation

Vessels are generally recorded at their historical cost, which consists of the acquisition price and any material expenses incurred upon acquisition, adjusted for the fair value of intangible assets or liabilities associated with above or below market charters attached to the vessels at acquisition. See Intangible Assets and Liabilities at Note 2(f) below. Vessels under construction by the Company are stated at historical cost, comprising the contract price and pre-delivery expenses e.g. capitalised interest, and material acquisition-related costs, including improvements and other expenses. Vessels acquired in a corporate transaction accounted for as an asset acquisition are stated at the acquisition price, which consists of consideration paid, plus transaction costs, considering pro rata allocation based on vessels fair value at the acquisition date. Vessels acquired in a corporate transaction accounted for as a business combination are recorded at fair value. Vessels acquired as part of the Marathon Merger in 2008 were accounted for under ASC 805, which required that the vessels be recorded at fair value, less the negative goodwill arising as a result of the accounting for the merger.

Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. There was no capitalized interest for the six months ended June 30, 2026, and 2025.

Vessels are stated less accumulated depreciation and impairment, if applicable. Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from original delivery by the shipyard.

Management estimates the residual values of the Company’s container vessels based on a scrap value cost of steel times the weight of the vessel noted in lightweight tons (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revision of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Management estimated the residual values of its vessels based on scrap rate of $400 per LWT.

For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the interim unaudited condensed Consolidated Statements of Income.

(e)
Assets Held for Sale

The Company classifies assets and disposal groups as being held for sale when the following criteria are met: management has committed to a plan to sell the asset (disposal group); the asset (disposal group) is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated; the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. As of June 30, 2026, Ian H, Manet, Kumasi and Julie, which were agreed to be sold for an aggregate sale price $65,500, did not meet the criteria as held for sale. The ships are scheduled to be delivered to buyers upon expiry of their respective charters.
(f)
Intangible assets and liabilities – charter agreements

The Company’s intangible assets and liabilities consist of unfavorable lease terms on charter agreements acquired in assets acquisitions. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an intangible asset is recorded, based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel and equivalent duration of charter party at the date the vessel is delivered. Where charter rates are less than market charter rates, an intangible liability is recorded, based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates (including duration), the level of utilization of its vessels and its weighted average cost-of capital.

The estimated market charter rate (including duration) is considered a significant assumption. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations. The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the relevant lease term and the amortization expense or income respectively is included under the caption “Amortization of intangible liabilities-charter agreements” in the interim unaudited condensed Consolidated Statements of Income. For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

(g)
Impairment of Long-lived assets

Tangible fixed assets, such as vessels, that are held and used or to be disposed of by the Company are reviewed for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. In these circumstances, the Company performs step one of the impairment test by comparing the undiscounted projected net operating cash flows for each vessel group to its carrying value. A vessel group comprises the vessel, the unamortized portion of deferred drydocking related to the vessel and the related carrying value of the intangible asset or liability (if any) with respect to the time charter attached to the vessel at its purchase. If the undiscounted projected net operating cash flows of the vessel group are less than its carrying amount, management proceeds to step two of the impairment assessment by comparing the vessel group’s carrying amount to its fair value, including any applicable charter, and an impairment loss is recorded equal to the difference between the vessel group’s carrying value and fair value. Fair value is determined with the assistance from valuations obtained from third party independent ship brokers. For the deposits for vessels under construction, the net cash flows also include the future cash out flows to make vessels ready for use, all remaining progress payments to shipyards and pre-delivery expenses.

The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter, (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet, (iii) operating costs, based on current levels escalated over time based on long term trends, (iv) dry docking frequency, duration and cost, (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.

Revenue assumptions are based on contracted charter rates up to the end of the existing contract of each vessel, and thereafter, estimated time charter rates for the remaining life of the vessel. The estimated time charter rate used for non-contracted revenue days of each vessel is considered a significant assumption. Recognizing that the container shipping industry is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes that using forecast charter rates in the four years from the date of the impairment assessment and a reversion to the historical mean of time charter rates thereafter, represents a reasonable benchmark for the estimated time charter rates for the non-contracted revenue days, and takes into account the volatility and cyclicality of the market.
During the six months ended June 30, 2026, the Company evaluated the impact of the current economic environment and other relevant events and circumstances on the recoverability of all its vessel groups. For the Company’s vessel groups other than the four vessels discussed below, the Company determined that there were no events or changes in circumstances indicating that their carrying amounts may not be recoverable. During the six months ended June 30, 2026, the Company entered into agreements to sell four vessels to third parties, with delivery expected after completion of their existing charter parties. Although these vessels were not classified as held for sale as of June 30, 2026, the expected disposal before the end of their previously estimated useful lives was considered a triggering event under ASC 360. The Company performed a recoverability assessment and concluded that no impairment loss was required.

During the six months ended June 30, 2025, the Company evaluated the impact of current economic situation on the recoverability of all its vessel groups and has determined that there were no events or changes in circumstances which indicated that their carrying amounts may not be recoverable. Accordingly, there was no triggering event, and no impairment test was performed for the six months ended June 30, 2025.

Through the latter part of 2025, the Company noted that events and circumstances triggered the existence of potential impairment for some of Company’s vessel groups. These indicators included the potential impact of the current container sector on management’s expectation for future revenues, as well as some volatility in the charter market and the vessels’ market values. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was not required for any vessel group, as their undiscounted projected net operating cash flows exceeded their carrying value. Accordingly, no impairment recorded for the year ended December 31, 2025.

(h)
Revenue recognition and related expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a specified period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight-line basis as the average revenues over the rental periods of such charter agreements, as service is performed. Cash received in excess of earned revenue is recorded as deferred revenue. If a time charter contains one or more consecutive option periods, then subject to the options being exercisable solely by the Company, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter, including any options which are more likely than not to be exercised. If a time charter is modified, including the agreement of a direct continuation at a different rate, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter from the date of modification, adjusted for any prepaid or accrued balance from the original lease, generally on a straight-line basis over the new lease term (the remaining balance from the original lease, adjusted for the additional or terminated periods). During the six-month periods ended June 30, 2026, and 2025, an amount of $4,425 and $2,738 loss, respectively, has been recorded in time charter-revenues for such modifications and revenues recognized on a straight-line basis. Any difference between the charter rate invoiced and the time charter revenue recognized is classified as, or released from, deferred revenue. As of June 30, 2026, current and non-current portion from implementing the straight-line basis, amounting to $9,807 ($12,643 as of December 31, 2025) and $8,079 ($10,344 as of December 31, 2025), respectively, are presented in the interim unaudited condensed Consolidated Balance Sheets in the line item “Prepaid expenses and other current assets” and “Other non-current assets”, respectively. As of June 30, 2026, current liability and non-current liability from implementing the straight-line basis, amounting to $4,770 ($8,624 as of December 31, 2025) and $6,968 ($3,797 as of December 31, 2025), are presented in the interim unaudited condensed Consolidated Balance Sheets in the line item “Current portion of deferred revenue” and “Deferred revenue, net of current portion”, respectively.

Revenues are recorded net of address commissions, which represent a discount provided directly to the charterer based on a fixed percentage of the agreed upon charter rate. Charter revenue received in advance which relates to the period after a balance sheet date is recorded as deferred revenue within current liabilities until the respective charter services are rendered.

Under time charter arrangements, the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred and are included in vessel operating expenses.
Commission paid to brokers to facilitate the agreement of a new charter are included in time charter and voyage expenses as are certain expenses related to a voyage, such as the costs of bunker fuel consumed when a vessel is off-hire or idle.

Leases: In cases of lease agreements where the Company acts as the lessee, the Company recognizes an operating lease asset and a corresponding lease liability on the interim unaudited condensed Consolidated Balance Sheets. Following initial recognition and with regards to subsequent measurement the Company remeasures lease liability and right of use asset at each reporting date.

Leases where the Company acts as the lessor are classified as either operating or sales-type / direct financing leases.

In cases of lease agreements where the Company acts as the lessor under an operating lease, the Company keeps the underlying asset on the interim unaudited condensed Consolidated Balance Sheets and continues to depreciate the assets over its useful life. In cases of lease agreements where the Company acts as the lessor under a sales-type / direct financing lease, the Company derecognizes the underlying asset and records a net investment in the lease. The Company acts as a lessor under operating leases in connection with all of its charter out -bareboat- out arrangements.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financial liability. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset.

The Company elected the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component for the leases where the timing and pattern of transfer for the non-lease component and the associated lease component to the lessees are the same and the lease component, if accounted for separately, would be classified as an operating lease. The combined component is therefore accounted for as an operating lease under ASC 842, as the lease components are the predominant characteristics.

(i)
Segment Reporting

The Company derives its revenues from chartering vessels to liner companies. The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. The Company does not use discrete financial information to evaluate operating results for each vessel or type of charter. Management does not identify expenses, profitability or other financial information by vessel or charter type. The Company’s Executive Chairman, Chief Executive Officer and Chief Financial Officer, collectively, who are the Chief Operating Decision Maker ("CODM"), review operating results solely by revenue per day and consolidated net income of the fleet and thus the Company has determined that it operates under one operating and reportable segment. Consolidated vessel operating expense information presented within the interim unaudited condensed Consolidated Statements of Income is considered to be significant expenses. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide, subject to restrictions as per the charter agreement, and, as a result, the disclosure of geographic information is impracticable.

(j)
Fair Value Measurement and Financial Instruments

Financial instruments carried on the interim unaudited condensed Consolidated Balance Sheets include cash and cash equivalents, restricted cash and other instruments, time deposits, trade receivables and payables, other receivables and other liabilities, amounts due to/from related parties, derivatives and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item or included below as applicable.
Fair value measurement: Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value of assets and liabilities

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents, restricted cash and other instruments, time deposits, amounts due to/from related parties: The carrying amounts reported in the interim unaudited condensed Consolidated Balance Sheets for these balances approximate their fair value because of the short maturity or short-term nature of these balances.

Long-term debt, including current portion, net: The carrying value of our long-term bank loans and sale and leaseback agreements continues to approximate its fair value generally due to their variable interest rates. The carrying value has been adjusted to reflect the net presentation of deferred finance costs.

The estimated fair values of the Company’s financial instruments are as follows:

	June 30, 2026		December 31, 2025
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$388,599	$388,599	$273,876	$273,876
Time deposits	$110,450	$110,450	$199,100	$199,100
Restricted cash and other instruments	$149,990	$149,990	$164,120	$164,120
Derivative assets and other financial instruments	$22,954	$22,954	$5,234	$5,234
Due from related parties	$1,309	$1,309	$148	$148
Due to related parties	$(740)	$(740)	$(692)	$(692)
Credit facilities and financial liabilities, including current portion, net	$(671,764)	$(676,425)	$(689,142)	$(694,709)

	Fair Value Measurements as at June 30, 2026
	Total	Level I	Level II	Level III
Cash and cash equivalents	$388,599	$388,599	$-	$-
Time deposits	$110,450	$110,450	$-	$-
Restricted cash and other instruments	$149,990	$149,990	$-	$-
Derivative assets and other financial instruments	$22,954	$-	$22,954	$-
Due from related parties	$1,309	$1,309	$-	$-
Due to related parties	$(740)	$(740)	$-	$-
Credit facilities and financial liabilities, including current portion, net	$(676,425)	$-	$(676,425)	$-

	Fair Value Measurements as at December 31, 2025
	Total	Level I	Level II	Level III
Cash and cash equivalents	$273,876	$273,876	$-	$-
Time deposits	$199,100	$199,100	$-	$-
Restricted cash and other instruments	$164,120	$164,120	$-	$-
Derivative assets and other financial instruments	$5,234	$-	$5,234	$-
Due from related parties	$148	$148	$-	$-
Due to related parties	$(692)	$(692)	$-	$-
Credit facilities and financial liabilities, including current portion, net	$(694,709)	$-	$(694,709)	$-

In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484,106, which amortizes over time as the Company’s outstanding debt balances decline. In February 2022, the Company further hedged its exposure by putting in place two USD one-month LIBOR interest rate caps of 0.75% through fourth quarter 2026, on $507,891 of its floating rate debt. The second-interest rate cap was not designated as a cash flow hedge and therefore the negative fair value adjustment of $1,113 as of June 30, 2026, was recorded through interim unaudited condensed Consolidated Statements of Income ($2,831 negative fair value adjustment for June 30, 2025). ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. The Company is designating certain future interest payments on its outstanding variable-rate debt as the hedged item in this relationship. Under ASC 815-20-25-106e, “for cash flow hedges of the interest payments on only a portion of the principal amount of the interest-bearing asset or liability, the notional amount of the interest rate cap designated as the hedging instrument matches the principal amount of the portion of the asset or liability on which the hedged interest payments are based”. In this case, the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged. During 2023, all Company’s loan agreements have been amended and restated to take into effect the transition from LIBOR to the Secured Overnight Financing Rate (“SOFR”) and the relevant provisions on a replacement rate. In addition, the Company’s interest rate caps automatically transited to 1-month Compounded SOFR on July 1, 2023, at a level of 0.64%.

The Company assesses the effectiveness of the hedges on an ongoing basis. The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective.

The objective of the hedges is to reduce the variability of cash flows associated with the interest rates relating to the Company’s variable rate borrowings. When derivatives are used, the Company is exposed to credit loss in the event of non-performance by the counterparties; however, non-performance is not anticipated. ASC 815, Derivatives and Hedging, requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet. The fair values of the interest rate derivatives are based on quoted market prices for similar instruments from commercial banks (based on significant observable inputs – Level 2 inputs).

On April 4, 2024, the Company entered into a foreign exchange option strip (“FX option”) to purchase €3,000, with monthly settlements, starting April 11, 2024, and ended March 13, 2025. The strike price was EUR/USD 1.10. The Company entered to this option to hedge the downside foreign exchange risk associated with expenses denominated in EUR against fluctuations between the US Dollar and Euro. This FX option was designated as a cash flow hedge of anticipated expenses totalling €3,000, expected to occur each month. Changes in the fair value of the option other than “intrinsic value” were excluded from the assessment of effectiveness. The effectiveness of the hedging relationship was periodically assessed during the life of the hedge by comparing the terms of the option and the forecasted expenses to ensure that they continued to coincide. Should the critical terms no longer matched exactly, hedge effectiveness (both prospective and retrospective) was assessed by evaluating the dollar-offset ratio of the spot intrinsic value of the actual option contract and a hypothetically perfect option contract.
In January 2026, the Company entered into a series of FX Reverse Convertible transactions for a total amount of $33,000. These instruments are USD-denominated structured notes with returns linked to the EUR/USD exchange rate. Each instrument has a fixed coupon payable at maturity, is USD capital protected and is subject to potential principal conversion into EUR if the EUR/USD exchange rate falls below the specified strike. Each instrument is a hybrid financial instrument with an embedded foreign exchange option. The Company has elected the Fair Value Option under ASC 825 for these structured instruments. As of June 30, 2026, $12,000 of the FX Reverse Convertible instruments have matured. Under the fair value option, as of June 30, 2026, the instruments are presented as assets measured at fair value amounting to $20,986 ($nil as of December 31, 2025) in the interim unaudited condensed Consolidated Balance Sheets in the line item “Derivative assets and other financial instruments”. As of June 30, 2026, a negative fair value adjustment amounting to $73 ($nil as of June 30, 2025) is recognized in the interim unaudited condensed Consolidated Statements of Income in the line item “Fair value adjustment on derivative asset and other financial instruments”.

Financial Risk Management: The Company activities expose it to a variety of financial risks including fluctuations in, time charter rates, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit Risk: The Company closely monitors its credit exposure to customers and counterparties for credit risk. The Company has entered into commercial management agreement with Conchart Commercial Inc. (“Conchart”), pursuant to which Conchart has agreed to provide commercial management services to the Company, including the negotiation, on behalf of the Company, of vessel employment contracts (see Note 8). Conchart has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history. Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable, cash and cash equivalents and time deposits. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the interim unaudited condensed Consolidated Statements of Income.

(k)
Derivative instruments

The Company is exposed to interest rate risk relating to its variable rate borrowings. In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484,106 (“December 2021 hedging”), which amount reduces over time as the Company’s outstanding debt balances amortize. The objective of the hedges is to reduce the variability of cash flows associated with the interest relating to its variable rate borrowings.

At the inception of the transaction, the Company documents the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documents its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

This transaction is designated as a cash flow hedge, and under ASU 2017-12, cash flow hedge accounting allows all changes in fair value to be recorded through Other Comprehensive Income once hedge effectiveness has been established. Under ASC 815-30-35-38, amounts in accumulated other comprehensive income shall be reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings (i.e., each quarter) and shall be presented in the same income statement line item as the earnings effect of the hedged item in accordance with paragraph 815-20-45-1A.
The premium paid related to this derivative was classified in the interim unaudited condensed Consolidated Statements of Cash Flows as operating activities in the line item “Derivative assets and other financial instruments”. The premium shall be amortized into earnings “on a systematic and rational basis over the period in which the hedged transaction affects earnings” (ASC 815-30-35-41A); that is, the Company will expense the premium over the life of the interest rate cap in accordance with the “caplet method,” as described in Derivatives Implementation Group (DIG) Issue G20. DIG Issue G20 dictates that the cost of the interest rate cap is recognized on earnings over time, based on the value of each periodic caplet. The cost per period will change as the caplet for that period changes in value. Given that the interest rate cap is forward-starting, expensing of the premium will not begin until the effective start date of the interest rate cap, in order to match potential cap revenue with the cap expenses in the period in which they are incurred.

In February 2022, the Company purchased two interest rate caps with an aggregate notional amount of $507,891. The first interest rate cap of $253,946 which has been designated as a cash flow hedge, has the same accounting treatment as described above for the December 2021 hedging. The second interest rate cap was not designated as a cash flow hedge and therefore the negative fair value adjustment of $1,113 as at June 30, 2026 ($2,831 negative fair value adjustment as at June 30, 2025) was recorded through interim unaudited condensed Consolidated Statements of Income. ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. In this case, the Company has designated only a portion of its outstanding debt (initially $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged (see Note 6).

The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective. The Company assesses the effectiveness of the hedges on an ongoing basis. As of June 30, 2026, the interest rate cap notional amount covers ~38% of the outstanding floating debt.

(l)
Recent accounting pronouncements

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The standard is intended to enhance transparency of income statement disclosures primarily through additional disaggregation of relevant expense captions. The standard is effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with prospective or retrospective application permitted. The Company is currently evaluating the potential impact of adopting this standard on the Company’s interim unaudited condensed Consolidated Financial Statements and disclosures.